Business Combinations - Summary of consolidated statement of operations includes revenues and net income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
As Reported [Member]
Business Acquisition [Line Items]
Revenues	$ 40,703	$ 18,192	$ 62,237	$ 35,160
Net (loss) income	(26,709)	(15,882)	(117,320)	(55,005)
Acquisitions Pro-Forma (Unaudited) [Member]
Business Acquisition [Line Items]
Revenues	2,454	24,579	21,629	21,525
Net (loss) income	(1,062)	(3,431)	6,377	6,664
Consolidated Pro-Forma (Unaudited) [Member]
Business Acquisition [Line Items]
Revenues	43,157	42,771	83,866	56,685
Net (loss) income	$ (27,771)	$ (19,313)	$ (110,943)	$ (48,341)